Subsequent Events (Details) - USD ($)							1 Months Ended
	Mar. 27, 2020	Mar. 15, 2020	Mar. 04, 2020	Jan. 10, 2020	Jan. 09, 2020	Jan. 02, 2020	Apr. 01, 2020	Dec. 31, 2019
Subsequent Events (Textual)
Restricted cash deposit								$ 467,806
Subsequent Event [Member]
Subsequent Events (Textual)
Loan payable			$ 430,923	$ 2,154,615	$ 718,205	$ 2,154,615	$ 1,436,377
Loan term			1 year	1 year	1 year	1 year	1 year
Fixed annual interest rate			4.55%	4.60%	4.45%	4.60%	5.003%
Maturity date							Oct. 08, 2020
Description of consulting agreement		The Company signed a consulting agreement with an independent marketing professional with term of one year. Pursuant to the agreement, the Company agreed to pay total of 150,000 ordinary shares as compensation for the services after signing of the agreement. The Company issued 150,000 restricted ordinary shares on April 14, 2020. The fair value of those shares was assessed at approximately $332,100 based on the stock price of contract date.
Stock Option Plan [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate ordinary shares issued and outstanding	68,000